Short-Term Bank Borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan | $					$ 42,500
Loans from Bank Of China [Member]
Short-Term Bank Borrowings [Line Items]
Term of loan			6-month
Amount of borrowed loan			¥ 30,000
Percentage of annual interest rate			3.80%
Amount of cash deposited				¥ 44,889
Repayment of loan	¥ 30,000
Suzhou Chaxiaobai Culture & Media Co Ltd [Member]
Short-Term Bank Borrowings [Line Items]
Percentage of annual interest rate					7.50%
Repayment of loan		¥ 42,500